Notes to the Assets of the Balance Sheet - Summary of maturity analysis of lease liabilities explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	€ 53,088
Total Contractual Cash Flows	45,019	€ 42,557	€ 40,783
Up to One Year [member]
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	4,150
Between One and Five Years [member]
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	16,025
More than Five Years [member]
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	€ 32,913